CASH AND CASH EQUIVALENTS - Summary of Cash And Cash Equivalents (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Bank balances	$ 687,573,000	$ 82,314,000
Short-term highly liquid investments	213,033,000	0
Total	$ 900,606,000	$ 82,314,000	$ 108,575,000	$ 1,206,000